Income Taxes	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Income Taxes

Income tax for the years ended September 30, 2011 and 2010 is summarized as follows:

	2011	2010
Current:
Federal	$—	$639,500
State	800	95,300
Deferred benefit	(2,300,000)	—
Change in valuation allowance	2,300,000	(734,000)
Income tax expense	800	800

Through September 30, 2011, the Company incurred net operating losses for tax purposes of approximately $32,300,000. The net operating loss carry forward for federal and state purposes may be used to reduce taxable income through the year 2031. The availability of the Company's net operating loss carry forward is subject to limitation if there is a 50% or more positive change in the ownership of the Company's stock.

The gross deferred tax asset balance as of September 30, 2011 is approximately $12,550,000.  A 100% valuation allowance has been established against the deferred tax assets, as the utilization of the loss carry forward cannot reasonably be assured.   Components of the deferred tax assets are limited to the Company’s net operating loss carryforwards, and are presented as follows at September 30:

	2011	2010
Deferred tax assets (liabilities):
Net operating loss carryforwards	$12,550,000	$10,250,000
Deferred tax assets, net	12,550,000	10,250,000
Valuation allowance	(12,550,000)	(10,250,000)

Net deferred tax assets	$—	$—

Differences between the benefit from income taxes and income taxes at the statutory federal income tax rate are as follows for years ended September 30:

	2011		2010
	Amount	Rate	Amount	Rate

Tax expense (benefit) at federal statutory rate	$(2,017,000)	-34.0%	$1,157,000	34.0%
State taxes, net of federal benefit	(361,200)	-6.1%	209,800	6.1%
Change in warrant and option liability	—	—	(1,700,000)	-49.9%
Change in beneficial conversion liability	—	—	(374,000)	-11.0%
Other	79,000	1.4%	(26,000)	-0.8%
Net operating loss carryforward	2,300,000	38.7%	734,000	21.6%
Tax expense at actual rate	$800	0.0%	$800	0.0%